Summary of Significant Accounting Policies - Schedules of Concentration of Risk, by Risk Factor (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member] | Customer A [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount		$ 150,000
Concentration risk, percentage		44.20%
Accounts Receivable [Member] | Customer B [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount		$ 115,200
Concentration risk, percentage		33.90%
Accounts Receivable [Member] | Subtotal [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount		$ 265,200
Concentration risk, percentage	0.00%	78.10%
Accounts Receivable [Member] | Total [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable Amount	$ 8,774	$ 339,735
Concentration risk, percentage	100.00%	100.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 629,132
Concentration risk, percentage	72.10%
Sales Revenue, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 203,165	$ 325,000
Concentration risk, percentage	32.30%	15.80%
Sales Revenue, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 175,000
Concentration risk, percentage	27.80%
Sales Revenue, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 75,301
Concentration risk, percentage	12.00%
Sales Revenue, Net [Member] | Subtotal [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 453,466	$ 325,000
Concentration risk, percentage	72.10%	15.80%
Sales Revenue, Net [Member] | Total [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Gross revenue generated	$ 629,132	$ 2,062,083
Concentration risk, percentage	100.00%	100.00%